Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right of Use Assets and Liabilities

A summary of the Company’s right-of-use assets and liabilities is as follows:

	Successor		Predecessor
		For the Period	For the Period
	For the Year Ended	December 13 Through	January 1, 2022 Through
	December 31, 2023	December 31, 2022	December 12, 2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating activities	$100,099	$4,786	$86,100

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$-	$-	$-

Weighted Average Remaining Lease Term
Operating leases	0.08 Years	1.08 Years	1.08 Years

Weighted Average Discount Rate
Operating leases	6.5%	6.5%	6.5%

Schedule of Future Minimum Payments Under Lease	Future minimum payments under these operating lease agreements are as follows:
Amount

For the year ended December 31, 2024	$8,703
Less: amount representing imputed interest	(48)
Total	$8,656

Schedule of Right of Use Assets and Liabilities

A summary of the Company’s right-of-use assets and liabilities is as follows:

	For the Three Months Ended
	March 31,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating activities	$8,656	$24,249

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$-	$-

Weighted Average Remaining Lease Term
Operating leases	-	0.84 Years

Weighted Average Discount Rate
Operating leases	-	6.5%